BUSINESS COMBINATIONS (Narrative) (Details) € in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Mar. 15, 2019 CAD ($)	Mar. 15, 2019 EUR (€)	Mar. 21, 2019 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Mar. 15, 2019 EUR (€)
Disclosure of detailed information about business combination [line items]
Share based compensation of subsidiary				$ 59	$ 102
Adjupharm GmbH ("Adjupharm") [Member]
Disclosure of detailed information about business combination [line items]
Percentage of issued and outstanding shares acquired	100.00%					100.00%
Cash transferred	$ 1,400					€ 924
Acquisition costs	104
Amount to release security provided for bank loan and bank credit	1,026	€ 680
Amount deposited in escrow	$ 1,090	€ 720
Adjupharm GmbH ("Adjupharm") [Member] | Adjupharm's CEO [Member]
Disclosure of detailed information about business combination [line items]
Percentage of shares granted			5.00%
Amount of shares granted			$ 63
Percentage of restricted shares granted			4.98%
Percentage of restricted shares vest on March 1, 2020			2.50%
Percentage of restricted shares vest on March 1, 2021			2.48%